Schedule of Investments
May 31, 2025 (unaudited)
Monteagle Opportunity Equity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 91.78%

Abrasive, Asbestos & Misc Nonmetallic Mineral Products - 0.62%
Owens Corning, Inc.	667	89,345

Agricultural Chemicals - 0.61%
ICL Group Ltd.	13,200	87,516

Agricultural Products - Livestock & Animal Specialties - 0.82%
Cal-Maine Foods, Inc.	1,238	118,761

Air Courier Services - 0.56%
Fedex Corp.	371	80,915

Aircraft & Parts - 0.62%
Textron, Inc.	1,213	89,798

Aircraft & Parts - 1.36%
Columbia Sportswear Co.	1,274	81,256
Gildan Activewear, Inc. Class A	2,458	114,543

		195,799

Banks - 4.93%
Bank OZK	2,600	115,258
Bank Of Montreal	988	106,062
Capital One Financial Corp.	450	85,118
Fulton Financial Corp.	4,700	81,075
PNC Financial Services Group I	572	99,419
Regions Financial Corp.	5,756	123,409
U.S. Bancorp	2,304	100,431

		710,772

Beverages - 0.61%
The Vita Coco Co., Inc. (2)	2,471	87,943

Bituminous Coal & Lignite Surface Mining - 0.30%
Alpha Metallurigal Resources, Inc. (2)	392	43,920

Captial Goods - 3.44%
AGCO Corp.	1,000	97,980
Applied Industrial Technologies, Inc.	500	113,260
EMCOR Group, Inc.	246	116,078
Huntington Ingalls Industries, Inc.	400	89,224
Snap-on, Inc.	246	78,905

		495,446

Cement Hydraulic - 0.76%
CRH plc	1,205	109,848

Chemicals - 0.35%
LyondellBasell Industries NV Class A	900	50,841

Commercial & Professional Services - 0.74%
HNI Corp.	2,300	107,019

Computer Peripheral Equipment, NEC - 0.63%
Logitech International S.A. (2)	1,103	91,284

Containers & Packaging - 0.44%
Sonoco Products Co.	1,400	63,756

Crude Petroleum & Natural Gas - 0.32%
SM Energy Co.	1,975	46,255

Deep Sea Foreign Transporation of Freight - 1.15%
Global Ship Lease, Inc.	4,772	118,584
Torm plc Class A	2,913	46,550

		165,134

Diversified Financials - 0.51%
Raymond James Financial, Inc.	500	73,490

Electric Services - 1.01%
Black Hills Corp.	2,500	146,175

Electric Utilities - 1.30%
OGE Energy Corp.	4,200	186,774

Electric: Lighting & Wiring Equipment - 1.03%
Acuity Brands, Inc.	570	148,137

Electromedical & Electrotherapeutic Apparatus - 0.78%
InMode Ltd. (2)	7,708	112,999

Energy Equipment & Services - 0.26%
Halliburton Co.	1,900	37,221

Food, Beverage & Tobacco - 1.30%
Archer-Daniels Midland Co.	1,945	93,885
Nomad Foods Ltd.	5,373	94,028

		187,913

Fire, Marine & Casualty Insurance - 2.44%
Axis Capital Holdings Ltd.	1,058	109,820
Everest Group Ltd. (Bermuda)	331	114,920
Renaissancere Holdings Ltd.	509	126,955

		351,695

Footwear, (No Rubber) - 0.33%
Caleres, Inc.	3,496	47,021

Gold & Silver Ores - 0.58%
B2Gold Corp (Canada)	24,860	83,778

Health Care Equipment & Services - 0.63%
Molina Healthcare, Inc. (2)	300	91,512

Heavy Construction Other Than Building Construction Contractors - 0.80%
Sterling Infrastructure, Inc. (2)	616	115,814

Hospital & Medical Service Plans - 0.45%
Humana, Inc.	279	65,043

Hotels & Motels - 0.78%
Boyd Gaming Corp.	1,500	112,455

Industrial & Commercial Fans & Blowers & Air Purifing Equipment - 0.70%
Donaldson Co., Inc. (2)	1,460	101,543

Industrial Trucks, Tractors, Trailors & Stackers - 0.53%
Terex Corp.	1,700	76,517

Insurance - 1.86%
Arch Capital Group Ltd. (2)	800	76,032
CNA Financial Corp.	1,600	76,656
The Hartford Financial Services Group, Inc.	891	115,687

		268,375

Investment Advice - 2.82%
Evercore, Inc. Class A	409	94,679
Federated Hermes, Inc.	2,483	104,783
Janus Henderson Group plc	2,787	101,252
Victory Capital Holdings, Inc. Class A	1,700	105,417

		406,131

Life Insurance - 0.54%
Sun Life Financial, Inc.	1,206	77,968

Metal Shipping Barrels, Drums, Kegs & Pails - 0.46%
Greif, Inc. Class A	1,200	66,720

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.55%
Knife River Corp. (2)	848	79,797

Misc Industrial & Commercial Machinery & Equipment - 0.64%
Curtiss-Wright Corp.	209	91,983

Miscellaneous Manufacturing Industries - 1.02%
Brady Corp. Class A	2,100	146,517

Motor Vehicle Parts & Accessories - 0.78%
Visteon Corp. (2)	1,333	112,539

Motor Vehicles & Passenger Car Bodies - 1.41%
General Motors Co.	2,371	117,625
Stellantis N.V. (2)	8,491	86,099

		203,724

Natural Gas Distribution - 1.03%
National Fuel Gas Co.	1,792	147,912

Oil & Gas Field Services - 0.71%
Liberty Energy, Inc. Class A	5,221	60,511
RPC, Inc.	9,300	41,292

		101,803

Oil & Gas Field Machinery & Equipment - 1.03%
Now, Inc. (2)	10,343	149,146

Oil, Gas & Consumable Fuels - 0.51%
Devon Energy Corp.	2,422	73,290

Operative Builders - 1.00%
M/I Homes, Inc. (2)	720	76,759
Meritage Homes Corp.	1,060	67,427

		144,186

Optical Instruments & Lenses - 0.63%
Nova Ltd. (2)	427	91,216

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.45%
Zimmer Biomet Holdings, Inc.	700	64,519

Patent Owners & Lessors - 0.95%
Interdigital, Inc.	633	137,526

Perfumes, Cosmetics & Other Toilet Preparations - 0.79%
Kenvue, Inc.	4,750	113,383

Petroleum Refining - 1.19%
Suncor Energy, Inc.	2,166	77,001
Valero Energy Corp.	730	94,148

		171,149

Pharmaceutical Preparations - 1.54%
Catalyst Pharmaceuticals, Inc. (2)	4,257	106,255
United Therapeutics Corp. (2)	363	115,743

		221,997

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.45%
Eastman Chemical Co.	825	64,655

Radio Broadcasting Stations - 0.43%
Sirius XM Holdings, Inc.	2,845	61,680

Radio Telephone Commnications - 0.41%
TELUS Corp.	3,600	59,004

Real Estate - 1.04%
CBRE Group, Inc. Class A (2)	1,201	150,149

Retail - Eating Places - 1.85%
Darden Restaurants, Inc.	542	116,102
Wendy's Co.	6,092	69,449
Yum China Holdings, Inc. (China)	1,848	80,665

		266,216

Retail - Grocery Stores - 0.54%
The Kroger Co.	1,146	78,192

Retail-Home Furniture, Furnishings & Equipment Stores - 0.81%
Williams-Sonoma, Inc.	724	117,114

Retail - Jewelry Stores - 0.74%
Signet Jewelers Ltd. (Bermuda)	1,600	106,512

Retail - Lumber & Other Building Materials Dealer - 0.50%
Builders FirstSource, Inc. (2)	675	72,684

Retail - Miscellaneous Shopping Goods Stores - 0.60%
Academy Sports & Outdoors, Inc.	2,100	85,911

Rolling Drawing & Extruding Of Nonferrous Metals - 1.02%
Mueller Industries, Inc.	1,896	147,642

Security Brokers, Dealers & Flotation Companies - 0.95%
Interactive Brokers Group, Inc.	654	137,131

Semiconductors & Related Devices - 0.86%
Tower Semiconductor Ltd. (2)	3,137	123,723

Services: Business Services - 0.80%
DLocal Ltd. Class A (2)	10,648	115,637
WNS Holdings Ltd. (2)	1,838	106,586

		222,223

Services - Commercial Physical & Biological Research - 1.89%
Charles River Laboratories International, Inc. (2)	500	67,815
Incyte Corp. (2)	1,980	128,819
Medpace Holdings, Inc. (2)	258	76,084

		272,718

Services - Computer Integrated Systems Design - 0.74%
Leidos Holdings, Inc.	717	106,489

Services - Computer Programming Services - 2.71%
Cognizant Technology Solutions Corp. Class A (2)	1,306	105,773
Doximity, Inc. Class A (2)	1,474	76,781
Sportradar Group AG Class A (2)	3,871	92,556
Zoom Communications, Inc. (2)	1,430	116,188

		391,297

Services - Prepackaged Software - 5.19%
ACIW (2)	2,094	96,868
Clear Secure, Inc. Class A	4,567	113,033
Commvault Systems, Inc. (2)	801	146,703
Electronic Arts, Inc.	381	54,780
Qualys, Inc. (2)	782	108,346
Sprinklr, Inc. Class A (2)	13,510	114,024
Uipath, Inc. Class A (2)	8,584	114,253

		748,009

Services-To Dwellings & Other Buildings - 1.58%
ABM Industries, Inc.	1,973	103,878
Frontdoor, Inc. (2)	2,257	124,158

		228,036

Software & Services - 3.67%
A10 Networks, Inc.	7,446	128,518
Check Point Software Technology Ltd. (Israel) (2)	528	120,849
Dolby Laboratories, Inc. Class A (2)	1,300	96,538
Genpact Ltd. (Bermuda)	2,900	124,845
PagSeguro Digital Ltd. Class A (Brazil) (2)	6,500	57,915

		528,665

State Commercial Banks - 0.65%
Fifth Third Bancorp	2,455	93,756

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.62%
Worthington Enterprises, Inc. (2)	1,514	89,190

Surgical & Medical Instruments & Apparatus - 1.74%
Baxter International, Inc.	2,630	80,215
Resmed, Inc.	453	110,890
Teleflex, Inc.	489	59,790

		250,895

Switchgear & Switchboard Apparatus - 0.62%
Powell Industries, Inc.	526	89,204

Transportation - 0.62%
Landstar System, Inc.	650	89,193

Transportation Services - 0.58%
Expedia Group, Inc. (2)	501	83,542

Trucking (No Local) - 1.15%
ArcBest Corp.	1,253	78,551
Old Dominion Freight Line, Inc.	541	86,652

		165,203

Water Supply - 1.11%
American States Water Co.	2,033	160,343

Water Transportation - 0.60%
Teekay Tankers Ltd.	1,967	86,922

Wholesale-Computers & Peripheral Equipment & Software - 1.04%
Eplus, Inc. (2)	1,300	50,986
Polaris, Inc.	1,388	99,062

		150,048

Wholesale-Farm Product Raw Materials - 0.89%
Universal Corp.	1,956	127,903

Wholesale-Industrial Machinery & Equipment - 0.92%
MSC Industrial Direct Co., Inc. Class A	1,629	132,275

Wholesale - Lumber & Other Construction Materials - 0.66%
Boise Cascade Co.	1,100	95,568

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 0.69%
Henry Schein, Inc. (2)	1,431	100,156

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 0.74%
LKQ Corp.	2,649	107,205

Total Common Stock	(Cost $ 12,568,959)	13,231,767

Real Estate Investment Trusts - 7.44%

Camden Property Trust	1,092	128,299
Crown Castle, Inc.	1,179	118,313
Cubesmart	2,722	116,393
First Industrial Realty Trust	2,463	121,746
Mid-America Apartment Communities, Inc.	1,000	156,650
Public Storage	413	127,373
Stag Industrial, Inc.	3,339	118,802
W. P. Carey, Inc.	2,939	184,452

Total Real Estate Investment Trusts	(Cost $ 1,038,726)	1,072,027

Money Market Registered Investment Companies - 0.76%

Federated Hermes Government Obligations Fund - Institutional Class - 4.15% (3)	109,615	109,615

Total Money Market Registered Investment Companies	(Cost $ 109,615)	109,615

Total Investments - 99.98%	(Cost $ 13,717,299)	14,413,409

Other Assets Less Liabilities - 0.02%		2,885

Total Net Assets - 100.00%		14,416,294

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$14,413,409	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$14,413,409	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2025.
PLC - Public Limited Company